OTHER NON-CURRENT ASSETS	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS
The components of other non-current assets are as follows:

(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022
Securities - FVTPL	$2,688	$2,523
Derivative assets	495	170
Securities - FVTOCI	65	69
Restricted cash	556	584
Inventory	1,618	1,267
Accounts receivables - non-current	46	464
Other	167	140
Total other non-current assets	$5,635	$5,217

Securities - FVTPL
Securities - FVTPL includes the partnership’s investment in the Brookfield Strategic Real Estate Partners (“BSREP”) III fund, with a carrying value of the financial asset at June 30, 2023 of $1,351 million (December 31, 2022 - $1,183 million).